Borrowed Funds - Analysis of Contractual Maturities of Outstanding Federal Home Loan Bank Advances (Details) - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Year of Maturity
Total FHLB advances		$ 14,302,661	$ 14,627,661	$ 13,102,661
Contractual Maturity
Year of Maturity
2021			3,272,661
2022			550,000
2023			2,525,000
2024			800,000
2028			4,350,000
2029			3,130,000
Total FHLB advances			$ 14,627,661
Weighted Average Interest Rate
2021	[1]		0.87%
2022	[1]		1.31%
2023	[1]		0.85%
2024	[1]		0.53%
2028	[1]		2.40%
2029	[1]		1.55%
Total FHLB advances	[1]		1.47%
Earlier of Contractual Maturity or Next Call Date
Year of Maturity
2021			$ 8,952,661
2022			2,150,000
2023			2,725,000
2024			800,000
Total FHLB advances			$ 14,627,661
Weighted Average Interest Rate
2021	[1]		1.73%
2022	[1]		1.43%
2023	[1]		0.91%
2024	[1]		0.53%
Total FHLB advances	[1]		1.47%

[1]	Does not included the effect interest rate swap agreements.